PENSION AND OTHER POSTRETIREMENT BENEFIT PLANS (Details 5) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Apr. 02, 2010	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plan Disclosure
Contributions expected to be made in next fiscal year		$ 640
Estimated future benefit payments for funded and unfunded plans
2013		510
2014		534
2015		557
2016		575
2017		608
2018-2022		3,281
Assumed health care cost trend rates
Health care cost trend rate assumed for the next year (as a percent)		8.00%	8.00%
Rate at which the cost trend rate is assumed to decline, the ultimate trend rate (as a percent)		5.00%	5.00%
Year in which the rate reaches the ultimate trend rate		2019	2018
Effect of enactment of Patient Protection and Affordable Care Act (HR 3590) on deferred tax assets	14
Pension benefits
Estimated future benefit payments for funded and unfunded plans
2013		452
2014		473
2015		493
2016		510
2017		542
2018-2022		2,929
Other benefits
Estimated future benefit payments for funded and unfunded plans
2013		58
2014		61
2015		64
2016		65
2017		66
2018-2022		352
Estimated federal subsidies expected to be received under the Medicare Prescription Drug, Improvement and Modernization Act of 2003, for the period 2013-2017		18
Estimated federal subsidies expected to be received under the Medicare Prescription Drug, Improvement and Modernization Act of 2003, for the period 2018-2022		22
Primary US Plan [Member]
Defined Benefit Plan Disclosure
Contributions expected to be made in next fiscal year		$ 359